BETTER 10K - LEASES (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Assets And Liabilities, Lessee
The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:

		As of December 31,
(Amounts in thousands)	Balance Sheet Caption	2022	2021
Assets:
Operating lease right-of-use assets	Right-of-use asset	$41,979	$56,970
Finance lease right-of-use assets	Property and equipment, net	2,162	2,683
Total leased assets		$44,141	$59,653
Liabilities:
Operating lease liabilities	Lease liabilities	$60,049	$73,657
Finance lease liabilities	Other liabilities	1,062	2,184
Total lease liabilities		$61,111	$75,841

Lease, Cost
The components of operating lease costs were as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Operating lease cost	$18,245	$16,539
Short-term lease cost	544	406
Variable lease cost	2,713	3,209
Total operating lease cost	$21,502	$20,154
Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Mortgage platform expenses	$14,450	$13,363
General and administrative expenses	1,900	2,485
Marketing and advertising expenses	253	159
Technology and product development expenses	2,711	2,053
Other platform expenses	2,188	2,094
Total operating lease costs	$21,502	$20,154
The components of finance lease costs were as follows:

	Year Ended Year Ended December 31, 2022
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$273	$793
The components of finance lease costs were as follows:

	Year Ended Year Ended December 31, 2021
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$439	$959
Supplemental cash flow and non-cash information related to leases were as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Cash paid for amounts included in measurement of operating lease liabilities	$18,836	$15,177
Right-of-use assets obtained in exchange for lease liabilities:
Upon adoption of ASC 842	$—	$65,889
New leases entered into during the year	$4,520	$15,834
Supplemental balance sheet information related to leases was as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Operating leases
Weighted average remaining lease term (in years)	6.6	6.1
Weighted average discount rate	5.4%	5.1%
Finance leases
Weighted average remaining lease term (in years)	0.3	1.3
Weighted average discount rate	16.2%	16.2%

Lessee, Operating Lease, Liability, to be Paid, Maturity
As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
2023	$1,101	$16,772	$17,872
2024	—	13,979	13,979
2025	—	11,680	11,680
2026	—	9,073	9,073
2027	—	5,460	5,460
2028 and beyond	—	12,156	12,156
Total lease payments	1,101	69,119	70,220
Less amount representing interest	(39)	(9,070)	(9,109)
Total lease liabilities	$1,062	$60,049	$61,111

Finance Lease, Liability, to be Paid, Maturity
As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
2023	$1,101	$16,772	$17,872
2024	—	13,979	13,979
2025	—	11,680	11,680
2026	—	9,073	9,073
2027	—	5,460	5,460
2028 and beyond	—	12,156	12,156
Total lease payments	1,101	69,119	70,220
Less amount representing interest	(39)	(9,070)	(9,109)
Total lease liabilities	$1,062	$60,049	$61,111

Sales-type Lease, Lease Income	The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Cash offer program revenue	$216,408	$30,557
Cash offer program expenses	217,609	30,720
Gross Margin	$(1,201)	$(163)